Shareholder Report, Line Graph (Details) 207777_ClearBridge Large Cap Growth Select ETF _Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	May 22, 2017	Mar. 31, 2026
ClearBridge Large Cap Growth Select ETF
Account Value [Line Items]
Line Graph and Table Measure Name										ClearBridge Large Cap Growth Select ETF (NAV)
Accumulated Value	$ 29,610	$ 28,504	$ 20,193	$ 22,304	$ 20,638	$ 13,236	$ 13,509	$ 11,831	$ 10,000	$ 32,019
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value	25,402	23,692	18,324	20,044	17,908	11,019	12,125	11,148	10,000	$ 29,996
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Growth Index
Accumulated Value	$ 32,827	$ 30,462	$ 21,916	$ 24,597	$ 21,393	$ 13,145	$ 13,027	$ 11,554	$ 10,000	$ 39,003